Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Entity Registrant Name	Jianpu Technology Inc.
Entity Central Index Key	0001713923
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Shell Company	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	422,683,735
Class A ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	326,211,940
Class B ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	96,471,795